AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

07073939

RECD S.E.C.
OCT 0 3 2007
1086

October 3, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

001-33721
CERTAMX

Dear Ms. Peters:

This is to certify that on October 2, 2007 the American Stock Exchange LLC (the "Exchange") received from Inter-Atlantic Financial, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of
Common Stock and one Warrant

Common Stock included in Units, par value $0.0001 per share

Warrants included in Units, exercisable for Common Stock
at an exercise price of $4.50

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

PROCESSED
OCT 10 2007
THOMSON
FINANCIAL

END